TAXES ON INCOME (Summary of Taxes On Income Summary) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current taxes	$ 4,338	$ 5,082	$ 7,706
Deferred taxes	(2,687)	215	(1,775)
Taxes on income	1,651	5,297	5,931
Domestic	283	3,084	4,899
Foreign	1,368	2,213	1,032
Taxes on income	$ 1,651	$ 5,297	$ 5,931